Master Trust - Investment Holdings (Details) - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
Investments at Fair Value	$ 11,966,507	$ 10,683,390
Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Fair Value	10,511,542	9,092,939
Investments at Contract Value	944,414	995,818
Total Investments	$ 11,455,956	$ 10,088,757
Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Ownership interest (as a percent)	98.95%	98.66%
Investments at Fair Value	$ 10,453,772	$ 9,034,881
Investments at Contract Value	881,345	918,927
Total Investments	11,335,117	9,953,808
Cash and Cash Equivalents | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Fair Value	2,984	15,910
Investments at Contract Value	17,896	27,584
Cash and Cash Equivalents | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Fair Value	2,968	15,808
Investments at Contract Value	16,701	25,454
Corporate Stocks | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Fair Value	466,817	1,249,670
Corporate Stocks | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Fair Value	464,252	1,241,691
Corporate Bonds | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Fair Value	940,118	132,997
Corporate Bonds | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Fair Value	934,951	132,148
Collective Trusts/Comingled Funds | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Fair Value	9,101,623	7,694,362
Collective Trusts/Comingled Funds | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Fair Value	9,051,601	7,645,234
Fixed Maturity Synthetic GICS | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Contract Value	17,915	33,161
Fixed Maturity Synthetic GICS | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Contract Value	16,719	30,600
Constant Duration Synthetic GICS | Nonconsolidated, Master Trust [Member]
Master Trust
Investments at Contract Value	908,603	935,073
Constant Duration Synthetic GICS | Nonconsolidated, Plan Interest in Master Trust [Member]
Master Trust
Investments at Contract Value	$ 847,925	$ 862,873